Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

(3.) FAIR VALUE MEASUREMENTS

The Plan performs fair value measurements in accordance with the guidance provided by ASC 820. When determining the fair value measurements for assets and liabilities required to be recorded at their fair values, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC 820 establishes a fair value hierarchy that requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset’s or liability’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1: observable inputs based on quoted prices in active markets for identical assets or liabilities;

Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3: unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities.

(3.) FAIR VALUE MEASUREMENTS (Continued)

Investments Measured at Fair Value on a Recurring Basis

The fair value of the Plan’s assets at December 31, 2025 and 2024, by level within the fair value hierarchy, is presented as follows:

	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

December 31, 2025
Cash and cash equivalents	$67,688	$—	$—	$67,688
Mutual funds	73,726,645	—	—	73,726,645
Financial Institutions, Inc. common stock	2,156,841	—	—	2,156,841
	$75,951,174	$—	$—	$75,951,174
Common/collective trust funds (a)				3,939,328
Total investments				$79,890,502

December 31, 2024
Cash and cash equivalents	$63,401	$—	$—	$63,401
Mutual funds	64,259,296	—	—	64,259,296
Financial Institutions, Inc. common stock	2,013,631	—	—	2,013,631
	$66,336,328	$—	$—	$66,336,328
Common/collective trust funds (a)				3,868,164
Total investments				$70,204,492

(a) In accordance with ASC Subtopic 820-10, certain investments that were measured at net asset value (“NAV”) per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

There were no transfers between Level 1 and Level 2 or 3 during the years ended December 31, 2025 and 2024.

The Plan’s valuation techniques used to measure the fair values of cash and cash equivalents, mutual funds and Financial Institutions, Inc. common stock that were classified as Level 1 in the table above were derived from quoted market prices as substantially all of these instruments have active markets.

The following is a description of the valuation methodologies used for instruments held by the Plan measured at fair value:

Cash and cash equivalents: Cash and cash equivalents are valued at cost plus accrued interest, which approximates fair value.

Mutual funds: The shares of registered investment companies are valued at quoted market prices.

Common stock: The Company’s common stock is traded on a national securities exchange and is valued at the last reported sales price on the last day of the Plan year.

Common/collective trust funds: The Plan offers participants the Vanguard Retirement Savings Trust III, which invests primarily in benefit responsive investment contracts with insurance companies, banks and other financial institutions and is reported at fair value in the statements of net assets available for benefits.

(3.) FAIR VALUE MEASUREMENTS (Continued)

The shares are valued at the NAV as provided by the trustee, which is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities and then divided by the number of shares outstanding. This practical expedient is not used when it is determined to be probably that the fund will sell the investment for an amount different than the reported NAV. There were no significant unfunded commitments. The Plan may be subject to a 12-month notice period for redemptions, and redemptions are allowed daily for participants.